Convertible Notes Payable (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2022	Jul. 08, 2022	Dec. 31, 2022	Mar. 31, 2021	Feb. 28, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Jul. 31, 2020	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 18, 2023	Feb. 20, 2023	Dec. 06, 2022	Sep. 16, 2022	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal amount												$ 3,961,000
Debt instrument interest rate																2.00%
Convertion price												$ 1.58835
Issued to related party	[1]						$ 6,819		$ 6,819
Placement agent fees															$ 57,980
Financial Designation, Predecessor and Successor [Fixed List]		Successor		Successor			Successor	Predecessor	Successor	Predecessor		Predecessor	Successor	Predecessor
Amortization of debt discount
Accrued interest												$ 709,608
Convertion of debt into shares												2,940,537
Derivative Liability, Current														$ 560,600					$ 788,700
Debt Conversion, Converted Instrument, Shares Issued				16,681
Debt Instrument, Description												80% of the $1.98542 fair value per share of the Predecessor common stock which was determined using the Business Combination exchange ratio of 5.037
Predecessor [Member]
Short-Term Debt [Line Items]
Placement agent fees			$ 21,200														$ 2,000	$ 16,000
Financial Designation, Predecessor and Successor [Fixed List]								Predecessor		Predecessor		Predecessor		Predecessor
Amortization of debt discount										$ 39,492		$ 39,492		$ 317,833
Derivative Liability, Current												$ 1,167,601		560,600
Debt Conversion, Converted Instrument, Shares Issued												2,940,537
Predecessor [Member] | Interest Expense [Member]
Short-Term Debt [Line Items]
Amortization of debt discount												$ 709,608		$ 317,833
Common Stock Payable [Member]
Short-Term Debt [Line Items]
[custom:FairValuePerShare-0]												$ 1.98542
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal amount			5,230,000
Qualified equity financing exceeded proceeds			500,000
Accrued interest			$ 428,888
2021 Notes [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertion price			$ 3.14
Convertion of debt into shares			1,802,193
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 5,230,000	$ 5,230,000					$ 3,961,000
Debt instrument interest rate											6.00%			6.00%
Initial public offering											$ 20,000,000
Convertion price					$ 3.25	$ 3.25					$ 3.25
Debt instrument fair value											$ 373,000
Fair value of put option											64,342
Debt instrument equity financing minimum					$ 500,000	$ 500,000
Embedded feature debt, description					The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.	The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.
Cash fee rate for placement agent fees		8.00%		8.00%									8.00%
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Predecessor [Member]
Short-Term Debt [Line Items]
Placement agent fees		$ 228,236		$ 228,236									$ 228,236
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | IPO [Member]
Short-Term Debt [Line Items]
Initial public offering											$ 20,000,000
Price per share rate											80.00%
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Due to related parties											$ 25,000
Investors and Brokers [Member] | Unsecured Convertible Promissory Notes [Member] | Related Party [Member] | 2021 Notes [Member]
Short-Term Debt [Line Items]
Issued to related party					$ 3,150,000	$ 3,150,000

[1]	See Note 9 – “Stockholders’ Permanent and Temporary Equity” for details of the registration delay liability.